[redacted]

11008255

Received SEC

OCT 2 5 2011

Washington, DC 20549

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

CERTNAS
001-35224

By Electronic Mail

October 25, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

By letter dated July 19, 2011, I advised you that the Exchange had received a Form 8-A from Xunlei Limited for registration of its American Depositary Shares and the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, we have been advised that the company wishes to withdraw its application to list the security on the Exchange. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery